LOANS (excluding covered loans) - Restructured Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 loans D	Dec. 31, 2012 loans	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Nonaccrual Status	$ 13,000,000	$ 14,100,000	$ 18,100,000
Loans and Leases Receivable, Impaired, Commitment to Lend		3,500,000
Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Extended Maturities	8,146,000	8,838,000
Adjusted Interest Rates	520,000	220,000
Combined Rate And Maturity	950,000	1,403,000
Forebearance Agreements	0	3,261,000
Other	3,953,000	2,860,000
Total	13,569,000	16,582,000
Number of Restructured Loans	217	145
Restructured loans, Number of Loans	131	95
Restructured loans, Restructured loans, Pre-Modification Loan Balance	18,067,000	22,298,000
Restructured loans, Period End Balance	13,569,000	16,582,000
Restructured loans with payment default within 12 months of modification, Number of Loans	22	6
Restructured loans with payment default within 12 months of modification, Period End Balance	5,445,000	2,714,000
Total restructured loans	28,100,000	25,000,000
Restructured Loans, Accrual Status	15,094,000	10,856,000	4,009,000
Restructured Loans, Nonaccrual Status	13,000,000	14,100,000
Allowance for loan and lease losses lncluded in reserves for restructured loans	4,400,000	3,000,000
Restructured loans uncollectible portion written off	2,800,000	7,200,000
Accruing TDRs performing in accordance with restructured terms for more than one year	9,000,000	2,700,000
Restructured loans performance threshold (days)	90
Non Covered Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	15	23
Restructured loans, Restructured loans, Pre-Modification Loan Balance	8,582,000	8,955,000
Restructured loans, Period End Balance	6,431,000	7,050,000
Restructured loans with payment default within 12 months of modification, Number of Loans	4	2
Restructured loans with payment default within 12 months of modification, Period End Balance	4,875,000	1,646,000
Non Covered Loans | Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	0	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance	0	0
Restructured loans, Period End Balance	0	0
Restructured loans with payment default within 12 months of modification, Number of Loans	0	1
Restructured loans with payment default within 12 months of modification, Period End Balance	0	301,000
Non Covered Loans | Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	18	28
Restructured loans, Restructured loans, Pre-Modification Loan Balance	4,925,000	11,018,000
Restructured loans, Period End Balance	3,477,000	7,201,000
Restructured loans with payment default within 12 months of modification, Number of Loans	3	3
Restructured loans with payment default within 12 months of modification, Period End Balance	236,000	767,000
Non Covered Loans | Real estate - residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	38	22
Restructured loans, Restructured loans, Pre-Modification Loan Balance	2,612,000	1,572,000
Restructured loans, Period End Balance	2,317,000	1,578,000
Restructured loans with payment default within 12 months of modification, Number of Loans	3	0
Restructured loans with payment default within 12 months of modification, Period End Balance	112,000	0
Non Covered Loans | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	18	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance	333,000	0
Restructured loans, Period End Balance	227,000	0
Restructured loans with payment default within 12 months of modification, Number of Loans	4	0
Restructured loans with payment default within 12 months of modification, Period End Balance	24,000	0
Non Covered Loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	42	22
Restructured loans, Restructured loans, Pre-Modification Loan Balance	1,615,000	753,000
Restructured loans, Period End Balance	1,117,000	753,000
Restructured loans with payment default within 12 months of modification, Number of Loans	8	0
Restructured loans with payment default within 12 months of modification, Period End Balance	198,000	0
Non Covered Loans | Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loan relationships review threshold	$ 100,000